Cover	12 Months Ended
Mar. 31, 2026
Document Information [Line Items]
Document Type	DEFM14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	LiveRamp Holdings, Inc.
Entity Central Index Key	0000733269